DEBTS PAYABLE & SENIOR SECURED NOTES (Tables)	12 Months Ended
Dec. 31, 2021
December 2020 Senior secured notes
Disclosure of detailed information about borrowings [line items]
Schedule of debt

Senior secured notes
As of January 1, 2020	$—
Debt issued	110,000,000
Debt issuance costs	(6,437,895)
Debt issuance costs amortized	90,858
As of December 31, 2020	103,652,963
Debt issuance costs	(2,142,242)
Debt issuance costs amortized	1,744,520
Senior Secured Notes issued	133,250,000
Senior Secured Notes premium	9,304,957
Senior Secured Notes premium amortized	(402,376)
Total senior secured notes payable as of December 31, 2021	$245,407,822
Total accrued interest payable related to senior secured notes as of December 31, 2021	$6,092,080

Debt payable
Disclosure of detailed information about borrowings [line items]
Schedule of debt

Debts Payable
As of January 1, 2020	$43,995,661
Acquired through combinations and acquisitions	25,131,964
Less: repayment	(5,615,225)
Less: discounted to fair value	(1,279,819)
As of December 31, 2020	62,232,581
Discounted as of December 31, 2020	1,279,819
Acquired through combinations and acquisitions	87,474,904
Converted to equity	(7,429,389)
Less: repayment	(8,749,327)
Total debts payable, undiscounted as of December 31, 2021	134,808,588
Less: discounted to fair value	(950,977)
Total debts payable as of December 31, 2021	$133,857,611
Total accrued interest payable related to debts payable as of December 31, 2021	$4,900,570

The details of debts payable were as follows:

	December 31, 2021
	Related party debt	Non-related party debt	Total debt
Principal payments	$26,869,512	$107,939,076	$134,808,588
Less: current portion	2,847,566	5,264,157	8,111,723
Total non-current debt, undiscounted	$24,021,946	$102,674,919	$126,696,865
Less: discount to fair value	–	(950,977)	(950,977)
Total non-current debt	$24,021,946	$101,723,942	$125,745,888

Schedule of the future debt obligation

Future debt obligations (per year)
2022	$8,111,723
2023	16,446,496
2024	87,745,485
2025	22,504,884
Total debt obligations	$134,808,588